CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Preferred Shares	Common Shares	Additional Paid-in Capital	Treasury stock	Retained Earnings	Accumulated Other Comprehensive Loss	Tsakos Energy Navigation Limited	Non-controlling Interest	8% Series B Preferred Shares	8% Series B Preferred Shares Preferred Shares	8% Series B Preferred Shares Additional Paid-in Capital	8% Series B Preferred Shares Retained Earnings	8% Series B Preferred Shares Tsakos Energy Navigation Limited	8.875% Series C Preferred Shares	8.875% Series C Preferred Shares Retained Earnings	8.875% Series C Preferred Shares Tsakos Energy Navigation Limited	8.75% Series D Preferred Shares	8.75% Series D Preferred Shares Preferred Shares	8.75% Series D Preferred Shares Additional Paid-in Capital	8.75% Series D Preferred Shares Retained Earnings	8.75% Series D Preferred Shares Tsakos Energy Navigation Limited	Common Shares	Common Shares Common Shares	Common Shares Additional Paid-in Capital	Common Shares Treasury stock	Common Shares Retained Earnings	Common Shares Tsakos Energy Navigation Limited	9.25% Series E Preferred Shares	9.25% Series E Preferred Shares Preferred Shares	9.25% Series E Preferred Shares Additional Paid-in Capital	9.25% Series E Preferred Shares Retained Earnings	9.25% Series E Preferred Shares Tsakos Energy Navigation Limited	9.50% Series F Preferred Shares	9.50% Series F Preferred Shares Preferred Shares	9.50% Series F Preferred Shares Additional Paid-in Capital	9.50% Series F Preferred Shares Retained Earnings	9.50% Series F Preferred Shares Tsakos Energy Navigation Limited	Series G Convertible Preferred Shares	Series G Convertible Preferred Shares Preferred Shares	Series G Convertible Preferred Shares Common Shares	Series G Convertible Preferred Shares Additional Paid-in Capital	Series G Convertible Preferred Shares Retained Earnings	Series G Convertible Preferred Shares Tsakos Energy Navigation Limited
BALANCE, at Dec. 31, 2016	$ 1,417,450	$ 7,400	$ 87,339	$ 752,001	$ (20,173)	$ 582,889	$ (4,313)	$ 1,405,143	$ 12,307
Treasury stock shares, number of shares at Dec. 31, 2016					3,617,786
Net income (loss)	9,185					7,612		7,612	1,573
Issuance of shares																													$ 110,496	$ 4,600	$ 105,896		$ 110,496
Sale of Shares, shares																										(2,488,717)
Sale of Shares, value																		$ 533	$ 25	$ 508		$ 533	$ 10,853		$ (407)	$ 13,848	$ (2,588)	$ 10,853
Shares granted to non-executive directors, shares					(110,000)
Shares granted to non-executive directors, value	487				$ 589	(102)		487
Common dividends	(17,066)					(17,066)		(17,066)
Dividends paid on Preferred shares										$ (4,000)			$ (4,000)	$ (4,000)	$ (4,438)	$ (4,438)	$ (4,438)	(7,485)			$ (7,485)	(7,485)							(6,885)			$ (6,885)	(6,885)
Other comprehensive loss	(992)						(992)	(992)
BALANCE, at Dec. 31, 2017	1,508,138	12,025	87,339	857,998	$ (5,736)	547,937	(5,305)	1,494,258	13,880
Treasury stock shares, number of shares at Dec. 31, 2017					1,019,069
Adoption of new accounting standard	(1,311)					(1,311)		(1,311)
Net income (loss)	(101,042)					(99,203)		(99,203)	(1,839)
Issuance of shares																																		$ 144,280	$ 6,000	$ 138,280		$ 144,280
Sale of Shares, shares																										(1,019,069)
Sale of Shares, value																							4,511	$ 266	555	$ 5,736	$ (2,046)	4,511
Common dividends	(13,096)					(13,096)		(13,096)
Dividends paid on Preferred shares										(4,000)			(4,000)	(4,000)	(4,438)	(4,438)	(4,438)	(7,492)			(7,492)	(7,492)							(10,637)			(10,637)	(10,637)	(4,781)			$ (4,781)	(4,781)
Other comprehensive loss	(3,355)						(3,355)	(3,355)
BALANCE, at Dec. 31, 2018	1,506,777	18,025	87,605	996,833	$ 0	400,933	(8,660)	1,494,736	12,041
Treasury stock shares, number of shares at Dec. 31, 2018					0
Net income (loss)	14,008					15,126		15,126	(1,118)
Issuance of shares																																							$ 33,984	$ 3,500		$ 30,484		$ 33,984
Conversion of Series G Convertible Preferred Shares, value																																								$ (875)		$ (2,042)
Conversion of Series G Convertible Preferred Shares, value																																									$ 2,917
Sale of Shares, value																							$ 16,552	$ 4,557	$ 11,995			$ 16,552
Capital contribution from non-controlling interest	10,000								10,000
Common dividends	(8,907)					(8,907)		(8,907)
Redemption of Series B Preferred Shares paid										(50,000)	$ (2,000)	$ (45,250)	(2,750)	(50,000)
Dividends paid on Preferred shares										$ (3,000)			$ (3,000)	$ (3,000)	$ (4,438)	$ (4,438)	$ (4,438)	$ (7,492)			$ (7,492)	$ (7,492)							$ (10,639)			$ (10,639)	$ (10,639)	$ (14,250)			$ (14,250)	$ (14,250)	$ (583)				$ (583)	$ (583)
Other comprehensive loss	(9,693)						(9,693)	(9,693)
BALANCE, at Dec. 31, 2019	$ 1,472,319	$ 18,650	$ 95,079	$ 992,020	$ 0	$ 364,000	$ (18,353)	$ 1,451,396	$ 20,923
Treasury stock shares, number of shares at Dec. 31, 2019					0